Description of organization, business operations and basis of presentation - Merger (Details) - Cik 0001821171_qell Acquisition Corp Member	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2020 $ / shares
Merger
Share price | $ / shares		$ 18
Qell Dutchco | Sponsor
Merger
Number of ordinary shares of the Sponsor each ordinary share of the Company exchanged | shares	1
Number of Shares of Sponsor's Ordinary Shares the Company's warrants will be converted to	1
Value of Shares of Sponsor to be received by shareholders	$ 2,400,000,000
Share price | $ / shares	$ 10.00
Qell Dutchco | Private Placement | Sponsor
Merger
Number of shares to be issued | shares	45,000,000
Value of shares to be issued	$ 450,000,000